UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/05

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Equinox Capital Management, LLC
Address:	590 Madison Avenue
            New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
	1/25/05

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total: 	$6,553,899  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103     7351   137550 SH       SOLE                   137550
ALBERTSONS INC                 COM              013104104     2577   120700 SH       SOLE                   120700
ALCOA INC.                     COM              013817101    11092   375100 SH       SOLE                   375100
ANADARKO PETE CO               COM              032511107     9788   103300 SH       SOLE                   103300
AT&T INC COM                   COM              00206R102   245511 10024957 SH       SOLE                  2016109           8008848
BANK OF AMERICA CORP           COM              060505104     9322   201994 SH       SOLE                   201994
BP PLC SPONSORED ADR           COM              055622104   137931  2147788 SH       SOLE                   349888           1797900
CARDINAL HEALTH INC. COMMON    COM              14149Y108   190448  2770156 SH       SOLE                   533182           2236974
CENDANT CORP COM               COM              151313103   149446  8663512 SH       SOLE                  1925162           6738350
CHEVRON CORP NEW COM           COM              166764100    16185   285100 SH       SOLE                   285100
CHUBB CORP                     COM              171232101    15058   154200 SH       SOLE                   154200
CIRCUIT CITY STO               COM              172737108     5921   262100 SH       SOLE                   262100
CITIGROUP INC.                 COM              172967101    15879   327194 SH       SOLE                   327194
COMCAST CORP CL K              COM              20030N200      784    30500 SH       SOLE                    30500
COMCAST CORP-CL A              COM              20030N101    10844   418350 SH       SOLE                   418350
COMERICA INC                   COM              200340107     9831   173200 SH       SOLE                   173200
COMMUNITY HLTH SYS NEW COM     COM              203668108     7484   195200 SH       SOLE                   195200
COMPUTER SCIENCES CORP COM     COM              205363104     1838    36300 SH       SOLE                    36300
CONAGRA INC                    COM              205887102   112276  5536293 SH       SOLE                   898343           4637950
CONOCOPHILLIPS COM             COM              20825C104   196279  3373657 SH       SOLE                   799107           2574550
DELPHI CORP COM                COM              247126105       17    58850 SH       SOLE                    58850
EASTMAN KODAK CO               COM              277461109   254780 10888035 SH       SOLE                  2195935           8692100
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   259244 10783870 SH       SOLE                  2259443           8524427
EXELON CORP COM                COM              30161N101     7652   144000 SH       SOLE                   144000
FEDERAL HOME LN                COM              313400301   279473  4276556 SH       SOLE                   839406           3437150
FEDERATED DEPT S               COM              31410H101   190526  2872398 SH       SOLE                   468948           2403450
FIRSTENERGY CORP.              COM              337932107   126727  2586789 SH       SOLE                   424639           2162150
GENERAL ELEC CO                COM              369604103     3757   107200 SH       SOLE                   107200
HARTFORD FINL SVCS             COM              416515104   218081  2539079 SH       SOLE                   545052           1994027
HEALTH NET INC COM             COM              42222G108    10088   195700 SH       SOLE                   195700
HEWLETT PACKARD                COM              428236103     4380   153000 SH       SOLE                   153000
ISHARES TR RUSSELL1000VAL      COM              464287598     1025    14854 SH       SOLE                    14854
IVAX CORP                      COM              465823102     8371   267200 SH       SOLE                   267200
JPMORGAN CHASE & CO COM        COM              46625H100   242494  6109690 SH       SOLE                  1473350           4636340
KEYCORP                        COM              493267108    10052   305250 SH       SOLE                   305250
KINDRED HEALTHCARE INC COM     COM              494580103     5969   231700 SH       SOLE                   231700
LEXMARK INTL                   COM              529771107     4712   105100 SH       SOLE                   105100
LOEWS CORP                     COM              540424108   141415  1490929 SH       SOLE                   229329           1261600
MCDONALDS CORP                 COM              580135101    12706   376813 SH       SOLE                   376813
MEADWESTVACO CORP COM          COM              583334107   199879  7130906 SH       SOLE                  1559488           5571418
MEDCO HEALTH SOLUTIONS COM     COM              58405U102     3398    60900 SH       SOLE                    60900
MERRILL LYNCH &                COM              590188108     8058   118967 SH       SOLE                   118967
MICROSOFT CORP                 COM              594918104   119040  4552202 SH       SOLE                   984402           3567800
MORGAN STANLEY COM NEW         COM              617446448    11632   205000 SH       SOLE                   205000
MOTOROLA INC                   COM              620076109    14941   661386 SH       SOLE                   521674            139712
NEWELL CO                      COM              651229106    10009   420900 SH       SOLE                   420900
NORTEL NETWORK CORP.           COM              656568102   123277 40286453 SH       SOLE                  8055003          32231450
NORTHROP GRUMMAN CORP          COM              666807102   203534  3386031 SH       SOLE                   746881           2639150
OFFICE DEPOT INC               COM              676220106     6541   208300 SH       SOLE                   208300
PACTIV CORP COM                COM              695257105    11109   504950 SH       SOLE                   504950
PFIZER INC                     COM              717081103   289580 12417671 SH       SOLE                  2600699           9816972
PPL CORP COM                   COM              69351T106     9796   333200 SH       SOLE                   333200
SAFEWAY STORES                 COM              786514208     3279   138600 SH       SOLE                   138600
SARA LEE CORP                  COM              803111103     3262   172600 SH       SOLE                   172600
SEARS HLDGS CORP COM           COM              812350106      287     2486 SH       SOLE                     2486
ST PAUL TRAVELERS INC COM      COM              792860108   276657  6193343 SH       SOLE                  1016743           5176600
TIME WARNER INC COM            COM              887317105   223484 12814464 SH       SOLE                  2023029          10791435
TRIAD HOSPITALS INC COM        COM              89579K109   194671  4962309 SH       SOLE                   868861           4093448
TYCO INTL LTD NEW COM          COM              902124106   274618  9515506 SH       SOLE                  1909706           7605800
UNION PAC CORP COM             COM              907818108   283463  3520842 SH       SOLE                   707892           2812950
UNITED TECHNOLOG               COM              913017109   264542  4731572 SH       SOLE                  1037222           3694350
UNUMPROVIDENT CORP COM         COM              91529Y106   241193 10601887 SH       SOLE                  2170038           8431849
VERIZON COMMUNICATIONS COM     COM              92343V104     9750   323700 SH       SOLE                   323700
WACHOVIA CORP 2ND NEW COM      COM              929903102   218959  4142237 SH       SOLE                   975744           3166493
WASHINGTON MUTUAL INC.         COM              939322103   267433  6147889 SH       SOLE                  1283388           4864501
WATSON PHARMACEUTICALS INC.    COM              942683103   121681  3742887 SH       SOLE                   747028           2995859
WILLIAMS COS INC               COM              969457100   139686  6028751 SH       SOLE                  1413601           4615150
WYETH COM                      COM              983024100    10877   236100 SH       SOLE                   236100
XEROX CORP                     COM              984121103    71950  4911274 SH       SOLE                   796274           4115000